CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 2,746,125	$ 3,040,714
Loss from operations	(2,746,125)	(3,040,714)
Other income:
Change in fair value of warrant liabilities	5,837,332	7,744,000
Interest earned on cash and investments held in Trust Account	3,018,726	63,997
Total other income	8,856,058	7,807,997
Income before provision for income taxes	6,109,933	4,767,283
Provision for income taxes	(570,854)	0
Net income	$ 5,539,079	$ 4,767,283
Class A common stock
Other income:
Weighted average shares outstanding, basic	23,358,326	25,000,000
Weighted average shares outstanding, diluted	23,358,326	25,000,000
Basic net income per share	$ 0.19	$ 0.15
Diluted net income per share	$ 0.19	$ 0.15
Class B common stock
Other income:
Weighted average shares outstanding, basic	6,250,000	6,250,000
Weighted average shares outstanding, diluted	6,250,000	6,250,000
Basic net income per share	$ 0.19	$ 0.15
Diluted net income per share	$ 0.19	$ 0.15